Commitments and Contingencies (Tables) - Manscaped Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies (Tables) [Line Items]
Schedule of minimum contractual commitments
2022	$1,669
2023	1,428
2024	1,431
2025	1,474
2026	1,519
Thereafter	1,432
$8,953

Schedule of minimum contractual commitments
2022	$3,651
2023	3,259
2024	3,300
$10,210